Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Sep. 30, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The following table presents the changes in Accumulated other comprehensive income (“Accumulated OCI”), net of tax and net of noncontrolling interests, for the six months ended September 30, 2023 and 2024:

	Six months ended September 30,
	2023 (As Adjusted)	2024
	(in millions)
Accumulated other comprehensive income, net of taxes:
Net unrealized losses on investment securities:
Balance at beginning of period	¥(883,931)	¥(826,271)
Net change during the period	(158,006)	41,091
Balance at end of period	¥(1,041,937)	¥(785,180)
Net debt valuation adjustments:
Balance at beginning of period	¥3,268	¥(41,382)
Net change during the period	(22,260)	3,051
Balance at end of period	¥(18,992)	¥(38,331)
Net unrealized gains on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥551	¥63
Net change during the period	1,078	178
Balance at end of period	¥1,629	¥241
Defined benefit plans:
Balance at beginning of period	¥8,350	¥389,392
Net change during the period	48,942	(23,831)
Balance at end of period	¥57,292	¥365,561
Foreign currency translation adjustments:
Balance at beginning of period	¥1,742,816	¥2,715,823
Net change during the period	951,063	222,763
Balance at end of period	¥2,693,879	¥2,938,586
Balance at end of period	¥1,691,871	¥2,480,877
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2023 and 2024:

	Six months ended September 30,
	2023 (As Adjusted)			2024
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥(148,170)	¥23,379	¥(124,791)	¥58,792	¥13,182	¥71,974
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(51,965)	14,020	(37,945)	10,142	(3,467)	6,675
Net change	(200,135)	37,399	(162,736)	68,934	9,715	78,649
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(4,730)			37,558
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			(158,006)			41,091
Net debt valuation adjustments:
Net debt valuation adjustments	(32,387)	9,917	(22,470)	3,950	(1,210)	2,740
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	302	(92)	210	448	(137)	311
Net change	(32,085)	9,825	(22,260)	4,398	(1,347)	3,051
Net debt valuation adjustments attributable to noncontrolling interests			—			—
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			(22,260)			3,051
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	8,324	(1,674)	6,650	(8,998)	1,796	(7,202)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(6,552)	1,306	(5,246)	9,292	(1,858)	7,434
Net change	1,772	(368)	1,404	294	(62)	232
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			326			54
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			1,078			178
Defined benefit plans:
Defined benefit plans	75,061	(23,003)	52,058	(16,030)	3,867	(12,163)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(4,606)	1,532	(3,074)	(17,210)	5,274	(11,936)
Net change	70,455	(21,471)	48,984	(33,240)	9,141	(24,099)
Defined benefit plans attributable to noncontrolling interests			42			(268)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			48,942			(23,831)
Foreign currency translation adjustments:
Foreign currency translation adjustments	1,172,869	(146,399)	1,026,470	219,251	71,910	291,161
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(4,231)	1,296	(2,935)	(6,824)	2,181	(4,643)
Net change	1,168,638	(145,103)	1,023,535	212,427	74,091	286,518
Foreign currency translation adjustments attributable to noncontrolling interests			72,472			63,755
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			951,063			222,763
Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥820,817			¥243,252
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of income for the six months ended September 30, 2023 and 2024:

	Six months ended September 30,
	2023 (As Adjusted)	2024
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale debt securities	¥(52,655)	¥(2,687)	Investment securities gains (losses)—net
Impairment losses on investment securities	2	12,798	Investment securities gains (losses)—net
Other	688	31
	(51,965)	10,142	Total before tax
	14,020	(3,467)	Income tax expense
	¥(37,945)	¥6,675	Net of tax
Net debt valuation adjustments	¥302	¥448	Equity in earnings of equity method investees—net
	302	448	Total before tax
	(92)	(137)	Income tax expense
	¥210	¥311	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Foreign exchange contracts	(6,552)	9,292	Interest expense on Long-term debt or Foreign exchange gains (losses)—net
	(6,552)	9,292	Total before tax
	1,306	(1,858)	Income tax expense
	¥(5,246)	¥7,434	Net of tax
Defined benefit plans
Net actuarial loss (gain)(1)	¥2,346	¥(8,665)	Other non-interest expenses
Prior service cost(1)	(1,610)	(996)	Other non-interest expenses
Gain on settlements and curtailment, and other(1)	(5,342)	(7,549)	Other non-interest expenses
	(4,606)	(17,210)	Total before tax
	1,532	5,274	Income tax expense
	¥(3,074)	¥(11,936)	Net of tax
Foreign currency translation adjustments	¥(4,231)	¥(6,824)	Other non-interest income
	(4,231)	(6,824)	Total before tax
	1,296	2,181	Income tax expense
	¥(2,935)	¥(4,643)	Net of tax
Total reclassifications for the period	¥(67,052)	¥(4,152)	Total before tax
	18,062	1,993	Income tax expense
	¥(48,990)	¥(2,159)	Net of tax

Note:
(1)These Accumulated OCI components are components of net periodic benefit cost. See Note 8 for more information.